Cover	3 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	various edits
Entity Registrant Name	STAR ALLIANCE INTERNATIONAL CORP.
Entity Central Index Key	0001614556
Entity Tax Identification Number	37-1757067
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2300 West Sahara Avenue #800
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89102
City Area Code	310
Local Phone Number	571-0020
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false